UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Total Return Fund, LLC
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS (unaudited)

	March 31, 2008
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 99.4% (1)
Crude/Refined Products Pipelines - 5.4% (1)
NuStar Energy L.P.	11,000	$532,840
SemGroup Energy Partners, L.P.	16,700	421,675
		954,515

Natural Gas/Natural Gas Liquids Pipelines - 70.5% (1)
El Paso Pipeline Partners, L.P.	29,500	668,470
Enterprise GP Holdings L.P.	322,146	9,625,722
Spectra Energy Partners, LP	29,500	715,080
TC PipeLines, LP	14,400	495,072
Williams Pipeline Partners L.P.	49,200	858,540
		12,362,884

Natural Gas Gathering/Processing - 15.7% (1)
Copano Energy L.L.C.(2)	62,952	1,894,226
MarkWest Energy Partners, L.P.	27,900	860,436
		2,754,662

Propane Distribution - 3.6% (1)
Inergy, L.P.	14,500	404,695
Inergy Holdings, L.P.	5,738	223,495
		628,190

Shipping - 4.2% (1)
K-Sea Transportation Partners L.P.	16,000	564,800
OSG America L.P.	12,540	172,425
		737,225

Total Master Limited Partnerships and Related Companies (Cost $20,335,992)		17,437,476

Short-Term Investment - 1.3% (1)
First American Government Obligations Fund - Class Y, 2.16%(3) (Cost $226,027)	226,027	226,027

Total Investments - 100.7% (1) (Cost $20,562,019)		17,663,503
Liabilities in Excess of Cash and Other Assets - (0.7%) (1)		(115,093)
Total Members' Capital - 100.0% (1)		$17,548,410

(1) Calculated as a percentage of members' capital.
(2) Restricted security has a fair value of $1,894,226 which represents 10.8% of members' capital.
(3) Rate indicated is the current yield as of March 31, 2008.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit of such securities and percent of members' capital which the securities comprise at March 31, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Members' Capital
Copano Energy L.L.C.	Class E Common Units	62,952	10/19/07	$1,999,985	$30.09	10.8%

As of March 31, 2008, the aggregate cost of securities for federal income tax purposes was $21,009,945. At March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,005 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,403,447 and the net unrealized depreciation was $3,346,442.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE TOTAL RETURN FUND, LLC

Date: May 9, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE TOTAL RETURN FUND, LLC

Date: May 9, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: May 9, 2008	By:	/s/Terry Matlack
Terry Matlack
Chief Financial Officer